SCHEDULE IV - Reinsurance Reinsurance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 17,317,900,000	$ 16,207,600,000	$ 15,107,500,000
Ceded to Other Companies	214,500,000	189,600,000	204,700,000
Property, Liability and Casualty Insurance Segment
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	17,317,900,000	16,207,600,000	15,107,500,000
Ceded to Other Companies	214,500,000	189,600,000	204,700,000
Assumed From Other Companies	0	0	0
Net Amount	$ 17,103,400,000	$ 16,018,000,000	$ 14,902,800,000
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%